LVIP Vanguard Domestic Equity ETF Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.85%
Equity Funds–99.71%
Vanguard Dividend Appreciation ETF	520,229	$ 70,314,151
Vanguard Mega Cap 300 Growth ETF	1,018,337	177,485,956
Vanguard Mega Cap 300 Value ETF	1,865,984	167,770,621
Vanguard Mid-Cap Growth ETF	166,087	28,324,477
Vanguard Mid-Cap Value ETF	237,422	28,910,877
Vanguard Real Estate ETF	90,593	7,262,841
Vanguard Small-Cap Growth ETF	136,287	26,593,682
Vanguard Small-Cap Value ETF	186,857	26,795,294
Vanguard Total Stock Market ETF	1,301,578	233,594,204
		767,052,103
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.14%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	1,078,136	$ 1,078,136
		1,078,136
Total Investment Companies (Cost $486,834,853)		768,130,239

TOTAL INVESTMENTS–99.85% (Cost $486,834,853)	768,130,239
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,116,393
NET ASSETS APPLICABLE TO 31,617,906 SHARES OUTSTANDING–100.00%	$769,246,632

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes.
LVIP Vanguard Domestic Equity ETF Fund–1

LVIP Vanguard Domestic Equity ETF Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard Domestic Equity ETF Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”),which, in turn, invest in U.S. stocks and moneymarket instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$768,130,239	$—	$—	$768,130,239
There were no Level 3 investments at the beginning or end of the period.
LVIP Vanguard Domestic Equity ETF Fund–2